Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Nuclear Asset-Recovery Property Servicing Agreement, dated as of June 22, 2016 (Servicing Agreement), by and between DUKE ENERGY FLORIDA, LLC, as servicer (Servicer), and Duke Energy Florida Project Finance, LLC, the Servicer does hereby certify, for the March 1, 2019, Payment Date (Current Payment Date), as follows:
Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
Collection Periods: September 1, 2018 to February 28, 2019
Payment Date: March 1, 2019

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the	September 2018	Collection Period	$7,528,173.86
ii.	Remittances for the	October 2018	Collection Period	10,004,186.05
iii.	Remittances for the	November 2018	Collection Period	7,828,925.80
iv..	Remittances for the	December 2018	Collection Period	6,918,677.76
v.	Remittances for the	January 2019	Collection Period	5,947,100.37
vi.	Remittances for the	February 2019	Collection Period	5,669,567.82
vii.
viii.
ix.	Investment Earnings on Capital Subaccount			65,653.98
x.	Investment Earnings on Excess Funds Subaccount			998.65
xi.	Investment Earnings on General Subaccount			247,139.78
xii.	General Subaccount Balance (sum of i through xi above)			$44,210,424.07
xiii.	Excess Funds Subaccount Balance as of prior Payment Date			17,594.74
xiv.	Capital Subaccount Balance as of prior Payment Date			6,471,450.00
xv.	Collection Account Balance (sum of xii through xiv above)			$50,699,468.81

2.     Outstanding Amounts as of prior Payment Date:

i.	Series A	2018	Outstanding Amount	$66,819,301.00
ii.	Series A	2021	Outstanding Amount	150,000,000.00
iii.	Series A	2026	Outstanding Amount	436,000,000.00
iv.	Series A	2032	Outstanding Amount	250,000,000.00
v.	Series A	2035	Outstanding Amount	275,290,000.00
vi.	Aggregate Outstanding Amount of all Series A Bonds			$1,178,109,301.00
3.     Required Funding/Payments as of Current Payment Date:

	Principal		Principal Due
i.	Series A	2018	$28,651,452.00
ii.	Series A	2021	—
iii.	Series A	2026	—
iv.	Series A	2032	—
v.	Series A	2035	—
vi.	All Series A Bonds		$28,651,452.00

Exhibit 99.1

	Interest
	WAL		Interest Rate	Days in Interest Period	Principal Balance	Interest Due
v.	Series A	2018	1.196%	180	$66,819,301.00	$399,579.00
vi.	Series A	2021	1.731%	180	150,000,000.00	1,298,250.00
vii.	Series A	2026	2.538%	180	436,000,000.00	5,532,840.00
viii.	Series A	2032	2.858%	180	250,000,000.00	3,572,500.00
ix.	Series A	2035	3.112%	180	275,290,000.00	4,283,512.40

x.	All Series A Bonds					$15,086,681.40
					Required Level	Funding Required
xi.	Capital Account				$6,471,450.00	$—
4.     Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.	Trustee Fees and Expenses; Indemnity Amounts				$—
ii.	Servicing Fee				323,572.50
iii.	Administration Fee				25,000.00
iv.	Operating Expenses				50,329.62

Series A Bonds			Aggregate	Per $1,000 of Original Principal Amount
v.	Semi-Annual Interest (including any past-due for prior periods)				$15,086,681.40
1.	Series A	2018	$399,579.00	$2.18
2.	Series A	2021	1,298,250.00	8.66
3.	Series A	2026	5,532,840.00	12.69
4.	Series A	2032	3,572,500.00	14.29
5.	Series A	2035	4,283,512.40	15.56

vi.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date				$—
1.	Series A	2018	$—	$—
2.	Series A	2021	—	—
3.	Series A	2026	—	—
4.	Series A	2032	—	—
5.	Series A	2035	—	—

vii.	Semi-Annual Principal				$28,651,452.00
1.	Series A	2018	$28,651,452.00	$156.57
2.	Series A	2021	—
3.	Series A	2026	—
4.	Series A	2032	—
5.	Series A	2035	—

viii.	Other unpaid Operating Expenses				$—
ix.	Funding of Capital Subaccount (to required level)				(9,712.71)
x.	Capital Subaccount Return to Duke Energy Florida				100,696.00
xi.	Withdrawals from Excess Funds Subaccount				(17,594.74)
xii.	Released to Issuer upon Retirement of all Series Bonds				—
xiii.	Aggregate Remittances as of Current Payment Date				$44,210,424.07

Exhibit 99.1

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Series A	2018	$38,167,849.00
ii.	Series A	2021	150,000,000.00
iii.	Series A	2026	436,000,000.00
iv.	Series A	2032	250,000,000.00
v.	Series A	2035	275,290,000.00
vi.	Aggregate Outstanding Amount of all Series A Bonds		$1,149,457,849.00
vii.	Excess Funds Subaccount Balance		—
viii.	Capital Subaccount Balances		6,461,737.29
ix.	Aggregate Collection Account Balance		$6,461,737.29
6.    Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.	Excess Funds Subaccount	$17,594.74
ii.	Capital Subaccount	9,712.71
iii.	Total Withdrawals	$27,307.45
7.    Shortfalls in Interest and Principal Payments as of Current Payment Date:

i.	Semi-annual Interest
	Series A	2018	$—
	Series A	2021	—
	Series A	2026	—
	Series A	2032	—
	Series A	2035	—
	Total		$—
ii.	Semi-annual Principal
	Series A	2018	$—
	Series A	2021	—
	Series A	2026	—
	Series A	2032	—
	Series A	2035	—
	Total		$—
8.    Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:

i.	Return on Invested Capital	$—
9.    Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount	$9,712.71

Exhibit 99.1

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate.

Date:	February 21, 2019	DUKE ENERGY FLORIDA, LLC,
as Servicer

	By:	/s/ David Doss
David Doss
Director, Electric Utilities and Infrastructure